Commitments (Details)	Dec. 31, 2020 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 228,091
2022	228,091
2023	228,091
2024	228,091
2025	171,069
Total leases payments due	$ 1,083,433